Restructuring costs and similar items	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Restructuring costs and similar items	Restructuring costs and similar items
Restructuring costs and similar items amounted to €1,336 million in 2022, €820 million in 2021 and €1,089 million in 2020, and were comprised of the following items:

(€ million)	2022	2021	2020	(a)
Employee-related expenses	507	193	697
Charges, gains or losses on assets(b)	261	110	149
Compensation for early termination of contracts (other than contracts of employment)	1	34	40
Transformation programs costs	547	463	191
Others	20	20	12
Total	1,336	820	1,089
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b)    This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.

In 2022, the employee-related expenses of €507 million related to termination benefits further to announcements made during the year, and the line “Charges, gains or losses on assets” related mainly to a strategic decision to close an industrial facility outside France. The costs of Sanofi's transformation program (as defined in Note B.19.) relate mainly to the ongoing creation of the new standalone Consumer Healthcare entity, and to the implementation of Sanofi’s new digital strategy.
In 2021, the costs of Sanofi's transformation program were mainly related to the creation of the new standalone Consumer Healthcare entity and of EUROAPI (the new European market leader in active pharmaceutical ingredients), and to the implementation of Sanofi’s new digital strategy.
In 2020, employee-related expenses amounted to €697 million, and consisted of termination benefits further to the announcement of plans to adapt Sanofi’s organization (primarily in Europe) in line with the new “Play to Win” strategy announced in December 2019.